Employee Benefit Expenses - Components (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Wages and salaries	£ 54,922	£ 42,738	£ 15,006
Social security costs	10,428	6,845	3,147
Other pension costs	2,523	1,542	526
Share-based payment charge	24,350	30,576	10,466
Total employee benefit expenses	£ 92,223	£ 81,701	£ 29,145